RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended				12 Months Ended																		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended										10 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 Expedia (refer to a1) [Member] USD ($)	Sep. 30, 2012 Expedia (refer to a1) [Member] CNY	Dec. 31, 2014 Expedia (refer to a1) [Member] CNY	Dec. 31, 2013 Expedia (refer to a1) [Member] CNY	Dec. 31, 2012 Expedia (refer to a1) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] USD ($)	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2014 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2012 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2014 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Shanghai (refer to a2) [Member] CNY	Dec. 31, 2012 Egencia Shanghai (refer to a2) [Member] CNY	Aug. 31, 2014 Egencia Cayman (refer to a2) [Member] USD ($)	Aug. 31, 2014 Egencia Cayman (refer to a2) [Member] CNY	Dec. 31, 2014 Egencia Cayman (refer to a2) [Member] CNY	Dec. 31, 2013 Egencia Cayman (refer to a2) [Member] CNY	Dec. 31, 2014 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2013 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2012 Hotels.com (refer to a3) [Member] CNY	Dec. 31, 2014 EAN (refer to a4) [Member] CNY	Dec. 31, 2013 EAN (refer to a4) [Member] CNY	Dec. 31, 2012 EAN (refer to a4) [Member] CNY	Dec. 31, 2014 Expedia (refer to a5) [Member] CNY	Dec. 31, 2013 Expedia (refer to a5) [Member] CNY	Dec. 31, 2012 Expedia (refer to a5) [Member] CNY	Dec. 31, 2014 TripAdvisor China (refer to b1) [Member] CNY	Dec. 31, 2013 TripAdvisor China (refer to b1) [Member] CNY	Dec. 31, 2012 TripAdvisor China (refer to b1) [Member] CNY	Dec. 31, 2014 Kuxun (refer to b3) [Member] CNY	Dec. 31, 2013 Kuxun (refer to b3) [Member] CNY	Dec. 31, 2012 Kuxun (refer to b3) [Member] CNY	Dec. 31, 2014 Tencent (refer to c1) [Member] CNY	Dec. 31, 2013 Tencent (refer to c1) [Member] CNY	Dec. 31, 2012 Tencent (refer to c1) [Member] CNY	Jul. 31, 2011 Tencent (refer to c2) [Member] CNY	Dec. 31, 2014 Tencent (refer to c2) [Member] CNY	Dec. 31, 2013 Tencent (refer to c2) [Member] CNY	Dec. 31, 2012 Tencent (refer to c2) [Member] CNY	Dec. 31, 2014 Tencent (refer to c2) [Member] Deposit [Member] CNY	Dec. 31, 2014 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2014 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2013 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2012 Jiuyou (refer to d) [Member] CNY	Dec. 31, 2014 2012 Affiliate Company (refer to e) [Member] CNY	Dec. 31, 2013 2012 Affiliate Company (refer to e) [Member] CNY	Dec. 31, 2012 2012 Affiliate Company (refer to e) [Member] CNY	Dec. 31, 2014 2014 Acquired Company (refer to f) [Member] CNY	Dec. 31, 2013 2014 Acquired Company (refer to f) [Member] CNY	Dec. 31, 2012 2014 Acquired Company (refer to f) [Member] CNY	Nov. 30, 2012 2014 Acquired Company (refer to f) [Member]	Oct. 31, 2014 2014 Acquired Company (refer to f) [Member] Hotel reservation revenue [Member] CNY
Related Party Transaction [Line Items]
Payments from related party				$ 7,000,000	44,414,300				$ 3,000,000	18,290,700
Payments to related party																	1,500,000	9,240,000																					5,000,000	4,000,002
Commission, advertising and other expenses	50,146,498	89,329,551	66,713,487																		98	159,839	314,866								5,335,431	3,422,325		9,332,505	5,175,662	527,217	40,744	84,196		871,288	5,241,110	9,167,909			34,848,211	63,171,034	45,188,643	1,853,109	5,216,413	2,650,942
Commission, advertising and other revenues	106,245,223	92,518,130	32,870,156			14,804,767	14,804,767	3,701,192			74,024	36,153	44,358	820,947	417,382	198,631							5,326,181	92,752,800	81,659,483	26,127,688	2,725,630	1,185,101	394,003					94,745	339,669																9,519,281	9,032,926	263,328
Amount due from related parties	52,021,096	66,143,414								18,983,877	23,913,291	18,983,877												6,696,218	6,913,654		2,826,636	97,319								15,514,839	20,327,198			999,998	5,000,000		999,998	1,062,395	1,062,395	13,547,426						100,000
Amounts due to related parties	127,910,270	97,010,163				11,103,575	25,908,342			769,636	1,060,024	769,636		532,450	532,450				9,141,600	18,290,700				103,745,323	31,950,021						335,337			288,905						351,388	417,602							62,211	311,025			17,768,819
Agreement period				3 years	3 years
Ownership percentage																																																				35.00%	14.00%	21.00%
Revenue from related parties	121,049,990	107,322,897	36,571,348																																																				9,519,281
Amounts due from related parties, impairment charges	10,500,000																																											10,500,000